Property and Equipment - Summary of Future Minimum Lease Payments under Capital Lease (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
2016	$ 6,334
2017	6,895
2018	575
Total minimum lease payments	13,804
Less amount representing interest	(723)
Present value of minimum lease payments (capital lease obligation)	13,081
Current portion	5,866	$ 3,793
Long-term portion	7,215	$ 4,302
Present value of minimum lease payments (capital lease obligation)	$ 13,081